COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

(a) Purchase Commitments
As of December 31, 2019, the Group’s commitments related to leasehold improvements and installation of equipment for hotel operations was RMB221, which is expected to be incurred within one year.
(b) Contingencies
The Group is subject to periodic legal or administrative proceedings in the ordinary course of the Group’s business, including lease contract terminations and disputes, and construction contract disputes. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the financial statements.

As of December 31, 2019, the accrued contingent liability was RMB23.